Short-term bank loans (Details) $ in Thousands	Mar. 07, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)
Short-term bank loans
Short-term bank loans		$ 469,327	¥ 3,040,209,000		¥ 1,890,771,000
Time deposits pledged to secure bank loan | ¥			¥ 4,320,000,000		0
Weighted average interest rate		5.30%	5.30%
Short-term bank loan entered in March 2014
Short-term bank loans
Short-term bank loans | ¥					¥ 1,890,771,000
Bank loan
Short-term bank loans
Short-term bank loans | $				$ 309,000
Weighted average interest rate		4.40%	4.40%
Bank loan | Short-term bank loan entered in March 2014
Short-term bank loans
Time deposits pledged to secure bank loan | $	$ 309,000
Bank loan | Short-term bank loan entered in March 2014 | 1-month LIBOR
Short-term bank loans
Percentage over variable rate basis	0.80%